ESTIMATION OF FAIR VALUE - Measurements of fair value of liabilities on a recurring basis (Details) - COP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of fair value measurement of liabilities [line items]
Liabilities	$ 287,456,313	$ 245,484,320
Recurring fair value measurement
Disclosure of fair value measurement of liabilities [line items]
Liabilities	1,509,201	1,056,736
Recurring fair value measurement | Trading derivatives | Derivatives | Financial liabilities at fair value through profit or loss that meet definition of held for trading, category [member]
Disclosure of fair value measurement of liabilities [line items]
Liabilities	1,452,574	962,438
Recurring fair value measurement | Trading derivatives | Currency forward | Financial liabilities at fair value through profit or loss that meet definition of held for trading, category [member]
Disclosure of fair value measurement of liabilities [line items]
Liabilities	1,112,439	815,393
Recurring fair value measurement | Trading derivatives | Bond forward | Financial liabilities at fair value through profit or loss that meet definition of held for trading, category [member]
Disclosure of fair value measurement of liabilities [line items]
Liabilities	2,071	574
Recurring fair value measurement | Trading derivatives | Bond futures | Financial liabilities at fair value through profit or loss that meet definition of held for trading, category [member]
Disclosure of fair value measurement of liabilities [line items]
Liabilities		52
Recurring fair value measurement | Trading derivatives | Index futures | Financial liabilities at fair value through profit or loss that meet definition of held for trading, category [member]
Disclosure of fair value measurement of liabilities [line items]
Liabilities	1,165
Recurring fair value measurement | Trading derivatives | Interest rate Swap | Financial liabilities at fair value through profit or loss that meet definition of held for trading, category [member]
Disclosure of fair value measurement of liabilities [line items]
Liabilities	251,414	64,500
Recurring fair value measurement | Trading derivatives | Cross currency swaps | Financial liabilities at fair value through profit or loss that meet definition of held for trading, category [member]
Disclosure of fair value measurement of liabilities [line items]
Liabilities	39,705	31,982
Recurring fair value measurement | Trading derivatives | Currency options | Financial liabilities at fair value through profit or loss that meet definition of held for trading, category [member]
Disclosure of fair value measurement of liabilities [line items]
Liabilities	45,780	49,937
Recurring fair value measurement | Hedging derivative liabilities | Derivatives | Financial liabilities at fair value through profit or loss, designated upon initial recognition or subsequently, category [member]
Disclosure of fair value measurement of liabilities [line items]
Liabilities	56,627	94,298
Recurring fair value measurement | Hedging derivative liabilities | Currency forward | Financial liabilities at fair value through profit or loss, designated upon initial recognition or subsequently, category [member]
Disclosure of fair value measurement of liabilities [line items]
Liabilities	26,924	90,726
Recurring fair value measurement | Hedging derivative liabilities | Interest rate Swap | Financial liabilities at fair value through profit or loss, designated upon initial recognition or subsequently, category [member]
Disclosure of fair value measurement of liabilities [line items]
Liabilities	29,703	3,572
Recurring fair value measurement | Level 1 of fair value hierarchy
Disclosure of fair value measurement of liabilities [line items]
Liabilities	1,165	52
Recurring fair value measurement | Level 1 of fair value hierarchy | Trading derivatives | Derivatives | Financial liabilities at fair value through profit or loss that meet definition of held for trading, category [member]
Disclosure of fair value measurement of liabilities [line items]
Liabilities	1,165	52
Recurring fair value measurement | Level 1 of fair value hierarchy | Trading derivatives | Bond futures | Financial liabilities at fair value through profit or loss that meet definition of held for trading, category [member]
Disclosure of fair value measurement of liabilities [line items]
Liabilities		52
Recurring fair value measurement | Level 1 of fair value hierarchy | Trading derivatives | Index futures | Financial liabilities at fair value through profit or loss that meet definition of held for trading, category [member]
Disclosure of fair value measurement of liabilities [line items]
Liabilities	1,165
Recurring fair value measurement | Level 2 of fair value hierarchy
Disclosure of fair value measurement of liabilities [line items]
Liabilities	1,508,036	1,056,684
Recurring fair value measurement | Level 2 of fair value hierarchy | Trading derivatives | Derivatives | Financial liabilities at fair value through profit or loss that meet definition of held for trading, category [member]
Disclosure of fair value measurement of liabilities [line items]
Liabilities	1,451,409	962,386
Recurring fair value measurement | Level 2 of fair value hierarchy | Trading derivatives | Currency forward | Financial liabilities at fair value through profit or loss that meet definition of held for trading, category [member]
Disclosure of fair value measurement of liabilities [line items]
Liabilities	1,112,439	815,393
Recurring fair value measurement | Level 2 of fair value hierarchy | Trading derivatives | Bond forward | Financial liabilities at fair value through profit or loss that meet definition of held for trading, category [member]
Disclosure of fair value measurement of liabilities [line items]
Liabilities	2,071	574
Recurring fair value measurement | Level 2 of fair value hierarchy | Trading derivatives | Interest rate Swap | Financial liabilities at fair value through profit or loss that meet definition of held for trading, category [member]
Disclosure of fair value measurement of liabilities [line items]
Liabilities	251,414	64,500
Recurring fair value measurement | Level 2 of fair value hierarchy | Trading derivatives | Cross currency swaps | Financial liabilities at fair value through profit or loss that meet definition of held for trading, category [member]
Disclosure of fair value measurement of liabilities [line items]
Liabilities	39,705	31,982
Recurring fair value measurement | Level 2 of fair value hierarchy | Trading derivatives | Currency options | Financial liabilities at fair value through profit or loss that meet definition of held for trading, category [member]
Disclosure of fair value measurement of liabilities [line items]
Liabilities	45,780	49,937
Recurring fair value measurement | Level 2 of fair value hierarchy | Hedging derivative liabilities | Derivatives | Financial liabilities at fair value through profit or loss, designated upon initial recognition or subsequently, category [member]
Disclosure of fair value measurement of liabilities [line items]
Liabilities	56,627	94,298
Recurring fair value measurement | Level 2 of fair value hierarchy | Hedging derivative liabilities | Currency forward | Financial liabilities at fair value through profit or loss, designated upon initial recognition or subsequently, category [member]
Disclosure of fair value measurement of liabilities [line items]
Liabilities	26,924	90,726
Recurring fair value measurement | Level 2 of fair value hierarchy | Hedging derivative liabilities | Interest rate Swap | Financial liabilities at fair value through profit or loss, designated upon initial recognition or subsequently, category [member]
Disclosure of fair value measurement of liabilities [line items]
Liabilities	$ 29,703	$ 3,572